Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	[5]
Current assets:
Cash and cash equivalents	$ 137,894	$ 84,045	[1]	$ 115,594
Total current assets	335,292	314,657	[1]
Total assets	4,380,342	4,294,026	[1],[2]	4,365,312
Current liabilities:
Accrued expenses	13,365	9,721	[1]
Total current liabilities	396,366	257,249	[1]
Textainer Group Holdings Limited shareholders' equity:
Common shares	578	575	[1]
Additional paid-in capital	397,821	390,780	[1]
Treasury shares	(9,149)	(9,149)	[1]
Accumulated other comprehensive income	(309)	(516)	[1]
Retained earnings	763,601	744,236	[1]
Total Textainer Group Holdings Limited shareholders’ equity	1,152,542	1,125,926	[1]
Total liabilities and equity	4,380,342	4,294,026	[1]
Parent Company
Current assets:
Cash and cash equivalents	5,530	2,975	[3],[4],[5]	$ 5,209	[4],[5]	$ 2,743
Prepaid expenses	216	173	[3]
Due from affiliates, net	1,020	189	[3]
Total current assets	6,766	3,337	[3]
Investments in subsidiaries	1,147,157	1,124,018	[3]
Total assets	1,153,923	1,127,355	[3]
Current liabilities:
Accrued expenses	568	618	[3]
Total current liabilities	568	618	[3]
Textainer Group Holdings Limited shareholders' equity:
Common shares	578	575	[3]
Additional paid-in capital	398,634	391,591	[3]
Treasury shares	(9,149)	(9,149)	[3]
Accumulated other comprehensive income	(309)	(516)	[3]
Retained earnings	763,601	744,236	[3]
Total Textainer Group Holdings Limited shareholders’ equity	1,153,355	1,126,737	[3]
Total liabilities and equity	$ 1,153,923	$ 1,127,355	[3]

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[4]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[5]	Certain amounts for the years ended December 31, 2016 and 2015 have been reclassified to conform with 2017 presentation.